PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented computer rooms and cabinets	15,478	19,913	3,196
Staff field advances	993	2,530	406
Interest receivable	10,295	6,998	1,123
Loans to shareholder of iJoy (Note 4)	—	12,885	2,068
Receivables for the disposal of certain construction-in-progress	—	20,290	3,257
Tax recoverable	2,140	8,422	1,352
Office deposits	4,612	8,288	1,330
Other receivables	14,057	16,430	2,638

	47,575	95,756	15,370

Prepaid expense for bandwidth, rented computer rooms and cabinets represents the unamortized portion of prepayments made to the Company’s telecommunication operators and certain technology companies, who provide the Company with access to bandwidth and computer rooms and cabinets.